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                    PROSPECTUS SUPPLEMENT DATED APRIL 11, 2006
          TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
                            EACH DATED MARCH 1, 2005
                                       OF


                        AMERICAN INDEPENDENCE FUNDS TRUST
                            And its following series:

                              ULTRASHORT BOND FUND
                             INTERMEDIATE BOND FUND
                                   STOCK FUND
                     INTERNATIONAL MULTI-MANAGER STOCK FUND
                           KANSAS TAX-EXEMPT BOND FUND
                                NESTEGG 2010 FUND
                                NESTEGG 2020 FUND
                                NESTEGG 2030 FUND
                                NESTEGG 2040 FUND
                        NESTEGG CAPITAL PRESERVATION FUND

                                  (THE "FUNDS")


         Effective March 2, 2006, the name of American Independence Funds Trust (the "Trust") was changed to INTRUST Funds Trust in connection with the Trust's reorganization and merger with Arrivato Funds Trust (CIK# 0001324443), now named the American Independence Funds Trust. The Trust is winding up its business affairs and anticipates de-registration with the Securities and Exchange Commission in the near future.



         For questions concerning the name change and de-registration, please contact the Trust at 617-824-1215.